Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-284251
Registrant Name	TITAN AMERICA SA
Entity Incorporation, State or Country Code	C9
Entity Address, Address Line One	1000 Bruxelles
Entity Address, City or Town	Place Sainte-Gudule 14
Entity Address, Country	BE
Title of 12(b) Security	Common Shares, no nominal value
Trading Symbol	TTAM
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	184,362,465
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0002035304
Business Contact
Document Information [Line Items]
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	5700 Lake Wright Drive
Entity Address, City or Town	Norfolk
Contact Personnel Name	John Christy
City Area Code	757
Local Phone Number	858-6500
Entity Address, Address Line Two	Suite 300
Entity Address, Postal Zip Code	23502